Stockholder's Equity - Summary of Status of Outstanding Stock Options and Changes (Details)	12 Months Ended
	Mar. 31, 2023 USD ($) shares $ / shares	Mar. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Options, Granted | shares		0
Stock Options, Ending balance | shares	1,212,000
Exercisable | shares	0
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock Options, Granted | shares	1,232,000
Stock Options, Forfeiture and cancelled | shares	(20,000)
Stock Options, Ending balance | shares	1,212,000
Stock Options, Exercise price, Granted | $ / shares	$ 4.86
Stock Options, Exercise price, Forfeiture and cancelled | $ / shares	5.00
Stock Options, Exercise price, Ending balance | $ / shares	4.86
Stock Options, Grant Date Fair Value, Granted | $ / shares	3.36
Stock Options, Grant Date Fair Value, Forfeiture and cancelled | $ / shares	3.43
Stock Options, Grant Date Fair Value, Outstanding | $ / shares	$ 3.36
Stock Options, Aggregate Intrinsic Value, Granted | $	$ 4,143,859
Stock Options, Aggregate Intrinsic Value, Outstanding | $	$ 4,075,259
Stock Options, Weighted Average Remaining Term (Years), Granted	10 years
Stock Options, Weighted Average Remaining Term (Years), Outstanding	9 years 3 months 25 days